UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/30	$1,000	$1,212,410

		$1,212,410

Education — 5.7%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,152,750
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,700,520
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,715,610

		$4,568,880

Electric Utilities — 7.7%
Maricopa County Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	$500	$523,280
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,000	1,097,690
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,127,530
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/33	1,000	1,141,860
Salt River Agricultural Improvements and Power District, 5.00%, 1/1/39	2,000	2,283,720

		$6,174,080

Escrowed/Prerefunded — 9.7%
Glendale, (Western Loop 101 Public Facilities Corp.), Series A, Prerefunded to 1/1/14, 6.25%, 7/1/38	$1,000	$1,040,070
Glendale, (Western Loop 101 Public Facilities Corp.), Series B, Prerefunded to 1/1/14, 6.25%, 7/1/38	250	260,105
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	3,000	2,945,940
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,480,820

		$7,726,935

General Obligations — 6.3%
Maricopa County Community College District, 3.00%, 7/1/23	$785	$837,642
Paradise Valley Unified School District No. 69, 4.00%, 7/1/28	1,000	1,096,850
Tempe, 3.75%, 7/1/24	1,000	1,017,660
Tempe, 5.375%, 7/1/21	1,600	2,055,184

		$5,007,336

Health Care-Miscellaneous — 3.3%
Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750	$1,783,127
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	450	468,621
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	410	410,607

		$2,662,355

Hospital — 12.4%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,160,760
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,318,184
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/32	750	785,760
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,093,470
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	1,350	1,410,966
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,582,965

1

Security	Principal Amount (000’s omitted)	Value
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	$1,500	$1,508,040

		$9,860,145

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$450	$467,055
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	650	650,637

		$1,117,692

Insured-Electric Utilities — 2.0%
Mesa Utility Systems, (FGIC), (NPFG), 5.00%, 7/1/23	$1,000	$1,238,970
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	326,458

		$1,565,428

Insured-Escrowed/Prerefunded — 2.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/25	$500	$504,005
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	1,000	1,137,120

		$1,641,125

Insured-General Obligations — 7.4%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,530,432
Goodyear, (NPFG), 3.00%, 7/1/26	630	637,270
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,709,948

		$5,877,650

Insured-Hospital — 1.6%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), (NPFG), 5.50%, 6/1/15	$1,195	$1,286,011

		$1,286,011

Insured-Lease Revenue/Certificates of Participation — 2.6%
Phoenix Civic Improvement Corp., (Civic Plaza), (FGIC), (NPFG), 5.50%, (0.00% until 7/1/13), 7/1/41	$1,635	$2,063,010

		$2,063,010

Insured-Special Tax Revenue — 2.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$980,633
Glendale Transportation, Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	616,766
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	495	81,334

		$1,678,733

Insured-Transportation — 3.8%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$1,000	$1,060,470
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,900	1,966,842

		$3,027,312

Insured-Water and Sewer — 1.6%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$1,135	$1,265,480

		$1,265,480

Lease Revenue/Certificates of Participation — 1.2%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$960,300

		$960,300

Other Revenue — 1.9%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,765	$369,993
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	1,000	1,123,450

		$1,493,443

2

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 0.3%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$250,235

		$250,235

Special Tax Revenue — 18.6%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/30	$1,000	$1,127,190
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,154,110
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	301,042
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	329,595
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,500	1,717,515
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	2,000	2,421,660
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,000	1,040,120
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,176,300
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,288,560
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,135,310
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,150,170

		$14,841,572

Transportation — 7.2%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$3,000	$3,431,160
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,292,540

		$5,723,700

Total Tax-Exempt Investments — 100.3% (identified cost $72,325,479)		$80,003,832

Other Assets, Less Liabilities — (0.3)%		$(275,975)

Net Assets — 100.0%		$79,727,857

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 23.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 12.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,306,962.

3

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	38 U.S. Long Treasury Bond	Short	$(5,462,820)	$(5,638,250)	$(175,430)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $175,430.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,093,705

Gross unrealized appreciation	$8,473,180
Gross unrealized depreciation	(263,053)

Net unrealized appreciation	$8,210,127

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$80,003,832	$—	$80,003,832
Total Investments	$—	$80,003,832	$—	$80,003,832

Liability Description
Futures Contracts	$(175,430)	$—	$—	$(175,430)
Total	$(175,430)	$—	$—	$(175,430)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,208,060
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,808,205

		$3,016,265

Education — 18.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$582,460
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,302,694
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,466,367
Connecticut Health and Educational Facilities Authority, (Connecticut State University System), 5.00%, 11/1/32	1,950	2,267,753
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,103,740
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,658,025
Connecticut Health and Educational Facilities Authority, (Norwich Free Academy), 4.00%, 7/1/34	1,555	1,650,399
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,153,981
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,244,580
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,605,800
University of Connecticut, 5.00%, 2/15/21	1,315	1,582,944
University of Connecticut, 5.00%, 2/15/28	875	1,034,399

		$21,653,142

Electric Utilities — 5.4%
Connecticut Development Authority, (Connecticut Light and Power Co.), 4.375%, 9/1/28	$3,015	$3,295,395
Connecticut Municipal Electric Energy Cooperative, 5.00%, 1/1/30	805	940,795
Connecticut Transmission Municipal Electric Energy Cooperative, 5.00%, 1/1/42	2,000	2,260,080

		$6,496,270

General Obligations — 19.0%
Bridgeport, 5.00%, 2/15/32	$660	$735,121
Connecticut, 4.875%, 11/1/20	1,475	1,745,810
Connecticut, 5.00%, 2/15/29	1,000	1,182,170
Danbury, 4.00%, 8/1/26	380	426,273
Danbury, 4.00%, 8/1/27	1,000	1,111,140
East Lyme, 4.00%, 7/15/22	350	414,715
East Lyme, 4.00%, 7/15/23	525	615,216
East Lyme, 4.25%, 7/15/24	250	296,305
East Lyme, 4.25%, 7/15/25	250	292,030
Fairfield, 4.25%, 7/15/26	250	271,370
Fairfield, 5.00%, 1/1/23	1,000	1,291,530
Hartford, 5.00%, 4/1/31	1,500	1,727,205

1

Security	Principal Amount (000’s omitted)	Value
Hartford County Metropolitan District, 5.00%, 7/15/34	$2,020	$2,305,547
North Haven, 5.00%, 7/15/23	1,475	1,916,866
North Haven, 5.00%, 7/15/25	1,490	1,964,252
Norwalk, 4.00%, 7/1/26	1,975	2,251,342
Norwalk, 4.00%, 7/15/27	1,000	1,122,640
Redding, 5.50%, 10/15/18	400	499,596
Redding, 5.625%, 10/15/19	650	837,038
Stamford, 4.00%, 7/1/25	370	428,079
Wilton, 5.25%, 7/15/18	535	657,124
Wilton, 5.25%, 7/15/19	535	673,340

		$22,764,709

Hospital — 6.2%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$2,500	$2,828,575
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/31	1,000	1,121,960
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,144,700
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,121,960
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), 5.75%, 7/1/34	1,000	1,197,200

		$7,414,395

Industrial Development Revenue — 3.8%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$4,500	$4,517,820

		$4,517,820

Insured-Education — 15.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,615,106
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,756,102
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,141,683
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,902,850
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	568,245
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,423,188
University of Connecticut, (FGIC), (NPFG), 5.00%, 2/15/24	1,000	1,119,080

		$18,526,254

Insured-Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,695	$1,713,763
Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,840	3,053,483

		$4,767,246

Insured-Escrowed/Prerefunded — 1.8%
Connecticut Health and Educational Facilities Authority, (Connecticut Children’s Medical Center), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/21	$2,000	$2,101,060

		$2,101,060

Insured-General Obligations — 4.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,688,820
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,264,560

2

Security	Principal Amount (000’s omitted)	Value
Hartford, (AGC), 5.00%, 8/15/28	$1,000	$1,139,990
Hartford, (AGM), 5.00%, 4/1/31	625	715,594

		$4,808,964

Insured-Hospital — 0.9%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), 5.125%, 7/1/35	$1,000	$1,085,290

		$1,085,290

Insured-Housing — 0.4%
Connecticut Housing Finance Authority, (AMBAC), (AMT), 5.10%, 11/15/38	$490	$513,755

		$513,755

Insured-Industrial Development Revenue — 0.8%
Connecticut Development Authority, (Signature Flight Support Corp.), (AGM), (AMT), 6.625%, 12/1/14	$1,020	$1,016,522

		$1,016,522

Insured-Lease Revenue/Certificates of Participation — 0.6%
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$740	$780,774

		$780,774

Insured-Transportation — 5.1%
Guam International Airport Authority, (NPFG), 5.25%, 10/1/23	$500	$509,020
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	3,900	4,037,202
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,542,363

		$6,088,585

Insured-Water and Sewer — 5.8%
Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), (AMT), 5.10%, 9/1/37	$1,000	$1,093,900
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	3,420	4,492,888
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,360,176

		$6,946,964

Lease Revenue/Certificates of Participation — 2.4%
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	$170	$241,018
Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	1,830	2,594,482

		$2,835,500

Senior Living/Life Care — 0.9%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,053,310

		$1,053,310

Solid Waste — 2.3%
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,750	$2,755,033

		$2,755,033

Special Tax Revenue — 4.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 4.00%, 12/1/31	$1,000	$1,079,500
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/28	1,000	1,211,130

3

Security	Principal Amount (000’s omitted)	Value
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$150,521
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	167,590
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	1,700	1,768,204
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	365	429,335

		$4,806,280

Total Tax-Exempt Investments — 103.5% (identified cost $112,710,136)		$123,948,138

Other Assets, Less Liabilities — (3.5)%		$(4,246,802)

Net Assets — 100.0%		$119,701,336

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. In addition, 13.1% of the Fund’s net assets at April 30, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,580,406.

4

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	46 U.S. Long Treasury Bond	Short	$(6,612,887)	$(6,825,250)	$(212,363)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $212,363.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,224,287

Gross unrealized appreciation	$11,693,385
Gross unrealized depreciation	(194,534)

Net unrealized appreciation	$11,498,851

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$123,948,138	$—	$123,948,138
Total Investments	$—	$123,948,138	$—	$123,948,138

Liability Description
Futures Contracts	$(212,363)	$—	$—	$(212,363)
Total	$(212,363)	$—	$—	$(212,363)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.0%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,478,620

		$2,478,620

Education — 11.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,142,920
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,689,825
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,139,450
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	323,226
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	210	240,158
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	791,714
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,117,520
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,643,637
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,631,630
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,713,277
University of Minnesota, 5.00%, 12/1/36	500	583,060
University of Minnesota, 5.125%, 4/1/34	1,000	1,172,700
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,124,920

		$14,314,037

Electric Utilities — 7.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,407,230
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	420,091
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	543,750
Minnesota Municipal Power Agency, 5.00%, 10/1/34	750	791,242
Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,000	2,148,120
Northern Municipal Power Agency, 5.00%, 1/1/19	750	896,880
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,110,600
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	820,823

		$9,138,736

Escrowed/Prerefunded — 2.7%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,336,300
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/14, 5.25%, 7/1/30	1,000	1,057,190

		$3,393,490

General Obligations — 23.1%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,316,320
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,133,320
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,336,840
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	559,750

1

Security	Principal Amount (000’s omitted)	Value
Duluth, 5.00%, 2/1/34	$2,000	$2,244,280
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,261,140
Hennepin County, 4.00%, 12/1/20	1,885	2,263,301
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,638,210
Minnesota, 5.00%, 6/1/21	1,155	1,393,369
Minnesota, 5.00%, 8/1/22	1,000	1,217,750
Minnesota, 5.00%, 11/1/26	1,000	1,142,630
Minnesota, 5.00%, 10/1/27	2,000	2,443,260
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	580,734
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	578,110
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	580,820
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,740	2,178,776
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,131,560
Washington County, 3.50%, 2/1/28	1,500	1,548,780
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	858,907

		$28,407,857

Hospital — 12.4%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,102,840
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,142,460
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	1,000	1,043,600
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,197,100
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,152,050
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,750,470
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,112,290
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,124,870
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,130,630
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,133,560
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	804,750
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,574,715

		$15,269,335

Housing — 4.3%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$880	$902,959
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	850	877,268
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	595	607,852
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	511,235
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	85	87,588
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	685	723,874
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,652,063

		$5,362,839

Industrial Development Revenue — 0.8%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,003,840

		$1,003,840

Insured-Electric Utilities — 10.0%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,160,440
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	1,150	1,167,331
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	305	308,376
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,221,660
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,376,500
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,103,180

		$12,337,487

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.6%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$1,200	$1,380,684
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,101,083
Fergus Falls Independent School District No. 544, (AGM), 4.625%, 1/1/28	705	770,128
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,132,640

		$4,384,535

Insured-Hospital — 4.5%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$824,595
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	2,010,684
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,150,840
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	554,910

		$5,541,029

Insured-Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,157,240
Washington County Housing and Redevelopment Authority, (NPFG), 5.50%, 2/1/32	305	306,086

		$2,463,326

Insured-Transportation — 2.0%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), 5.00%, 1/1/22	$1,000	$1,065,440
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	1,275	1,352,558

		$2,417,998

Lease Revenue/Certificates of Participation — 1.0%
Minneapolis Special School District No. 1, 5.00%, 2/1/20	$505	$619,968
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	638,344

		$1,258,312

Special Tax Revenue — 4.7%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$301,042
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	329,595
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,258,700
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,262,500
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	588,130

		$5,739,967

Student Loan — 0.9%
Minnesota Office of Higher Education, (Supplemental Student Loan Program), 5.00%, 11/1/29	$970	$1,091,492

		$1,091,492

Transportation — 0.9%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/35	$1,000	$1,129,390

		$1,129,390

Total Tax-Exempt Investments — 93.9% (identified cost $104,336,323)		$115,732,290

Other Assets, Less Liabilities — 6.1%		$7,467,755

Net Assets — 100.0%		$123,200,045

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 23.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 10.9% of total investments.

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	47 U.S. Long Treasury Bond	Short	$(6,756,646)	$(6,973,625)	$(216,979)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $216,979.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$104,128,932

Gross unrealized appreciation	$11,619,744
Gross unrealized depreciation	(16,386)

Net unrealized appreciation	$11,603,358

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$115,732,290	$—	$115,732,290
Total Investments	$—	$115,732,290	$—	$115,732,290

Liability Description
Futures Contracts	$(216,979)	$—	$—	$(216,979)
Total	$(216,979)	$—	$—	$(216,979)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 108.3%

Security	Principal Amount (000’s omitted)	Value
Education — 15.7%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$750	$798,203
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	750	792,210
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	660	700,597
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	10,125	11,350,429
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,824,892
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	929,526
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	2,565	3,195,374
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,648,713
Rutgers State University, 5.00%, 5/1/39(1)	8,580	9,890,166

		$33,130,110

Electric Utilities — 1.9%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$4,000	$3,988,760

		$3,988,760

General Obligations — 3.9%
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/22	$2,000	$2,339,080
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	4,960	5,732,471
Pascack Valley Regional High School District, 3.00%, 8/15/17	90	98,213
Pascack Valley Regional High School District, 3.00%, 8/15/18	90	99,439

		$8,269,203

Hospital — 11.6%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$1,640	$1,697,449
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	830	870,886
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	6,195	6,742,204
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	5,120	5,400,064
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.50%, 7/1/29	1,135	1,258,261
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	1,135	1,274,537
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	3,730	3,867,339
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,424,170

		$24,534,910

Housing — 2.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$2,535	$2,613,332
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	2,405	2,511,902

		$5,125,234

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 4.4%
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	$2,460	$2,552,225
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	1,875	1,931,212
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,885,573

		$9,369,010

Insured-Education — 1.0%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$2,210	$2,203,260

		$2,203,260

Insured-Escrowed/Prerefunded — 4.9%
North Hudson Sewerage Authority, (NPFG), Escrowed to Maturity, 0.00%, 8/1/25	$13,840	$10,341,386

		$10,341,386

Insured-Gas Utilities — 3.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,985	$6,281,557

		$6,281,557

Insured-General Obligations — 10.1%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$2,785	$3,093,244
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/35	2,200	842,996
Irvington Township, (AGM), 0.00%, 7/15/22	4,805	3,746,939
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,781,383
Jackson Township School District, (NPFG), 2.50%, 6/15/27	10,205	9,907,932

		$21,372,494

Insured-Hospital — 1.6%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,259,090

		$3,259,090

Insured-Industrial Development Revenue — 2.9%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,117,344

		$6,117,344

Insured-Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$2,000	$2,320,860
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,145,430

		$3,466,290

Insured-Special Tax Revenue — 9.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$5,800,583
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,500,160
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	12,130	7,494,399

2

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	$5,890	$3,452,777
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	271,112

		$19,519,031

Insured-Student Loan — 2.5%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,690	$5,204,681

		$5,204,681

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$983,663

		$983,663

Lease Revenue/Certificates of Participation — 5.3%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$720	$760,126
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	785	885,205
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,114,890
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,397,440
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	5,036,396

		$11,194,057

Other Revenue — 2.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$34,960	$1,201,575
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	3,250	3,759,308

		$4,960,883

Senior Living/Life Care — 2.8%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,442,486
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,380,993
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,994,443

		$5,817,922

Special Tax Revenue — 1.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$318,918
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	549,061
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,523,256

		$2,391,235

Student Loan — 4.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.237%, 6/1/36(1)(2)(3)	$9,000	$9,055,800

		$9,055,800

Transportation — 13.0%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$230	$231,182
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	230	253,253
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	460	499,123
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,744,541
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	2,500	2,605,775
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,247,070

3

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$2,500	$2,958,750
New Jersey Turnpike Authority, 5.00%, 1/1/35	1,465	1,653,150
New Jersey Turnpike Authority, 5.00%, 1/1/43	2,250	2,509,852
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,484,680
Port Authority of New York and New Jersey, 6.125%, 6/1/94	7,400	9,168,082

		$27,355,458

Water and Sewer — 2.1%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,350	$4,356,438

		$4,356,438

Total Tax-Exempt Investments — 108.3% (identified cost $201,755,973)		$228,297,816

Other Assets, Less Liabilities — (8.3)%		$(17,409,172)

Net Assets — 100.0%		$210,888,644

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 34.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 13.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,855,800.

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	100 U.S. 10-Year Treasury Note	Short	$(13,074,036)	$(13,335,938)	$(261,902)
6/13	255 U.S. Long Treasury Bond	Short	(36,339,074)	(37,835,625)	(1,496,551)

					$(1,758,453)

4

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $1,758,453.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$180,767,401

Gross unrealized appreciation	$27,430,827
Gross unrealized depreciation	(920,412)

Net unrealized appreciation	$26,510,415

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$228,297,816	$—	$228,297,816
Total Investments	$—	$228,297,816	$—	$228,297,816

Liability Description
Futures Contracts	$(1,758,453)	$—	$—	$(1,758,453)
Total	$(1,758,453)	$—	$—	$(1,758,453)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$1,471	$1,342,926

		$1,342,926

Education — 12.9%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,259,009
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,124,180
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	1,500	1,662,285
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,126,840
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,350,790
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	3,000	3,317,910
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	4,069,572
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	3,064,576
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,323,700
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,798,830
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,973,275
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,596,010
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,791,875

		$31,458,852

Escrowed/Prerefunded — 2.0%
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), Prerefunded to 7/1/13, 5.25%, 7/1/32	$4,855	$4,944,478

		$4,944,478

General Obligations — 4.0%
Chester County, 5.00%, 7/15/27	$1,000	$1,164,120
Chester County, 5.00%, 7/15/28	410	475,879
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,061,400
Montgomery County, 4.375%, 12/1/31	2,000	2,203,920

		$9,905,319

Hospital — 16.9%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,514,170
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	3,440	3,808,149
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	4,807,297
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,102,930
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,124,640

Security	Principal Amount (000’s omitted)	Value
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	$1,050	$1,050,903
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	3,000	3,122,640
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,588,845
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,091,600
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,000	1,048,650
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(1)	9,000	10,790,820
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,855,210
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	813,096
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	1,500	1,660,125

		$41,379,075

Housing — 2.2%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$1,305	$1,367,979
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	1,000	1,065,070
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	2,765	2,840,872

		$5,273,921

Industrial Development Revenue — 1.7%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,350,936
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,164,390
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,609,515

		$4,124,841

Insured-Education — 5.9%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,290,940
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	2,490	2,716,715
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,816,400
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,496,043
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	3,133,740
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (XLCA), 4.75%, 11/1/33	965	1,020,931

		$14,474,769

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$1,475	$1,491,874
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	340	343,764

		$1,835,638

Insured-Escrowed/Prerefunded — 11.7%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,681,375
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,273,840

Security	Principal Amount (000’s omitted)	Value
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,315,525
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,357,932
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,275,298
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,026,476
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,715,060
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,166,106
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,826,466

		$28,638,078

Insured-General Obligations — 17.5%
Beaver County, (AGM), 5.55%, 11/15/31	$2,150	$2,469,447
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,174,743
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,077,090
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,471,120
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,671,573
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,584,729
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,502,985
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,660,462
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,188,840
Hazelton School District, (FGIC), (NPFG), 0.00%, 3/1/21	4,000	3,309,120
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	806,620
Hopewell School District, (AGM), 0.00%, 9/1/26	2,000	1,376,400
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	850,937
Mars Area School District, (NPFG), Escrowed to Maturity, 0.00%, 3/1/14	1,430	1,426,926
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	760,177
Philadelphia, (AGC), 7.00%, 7/15/28	1,500	1,753,575
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,162,760
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(1)	9,500	12,562,325

		$42,809,829

Insured-Hospital — 4.8%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,661,180
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,466,728
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,521,578

		$11,649,486

Insured-Lease Revenue/Certificates of Participation — 0.5%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,116,070

		$1,116,070

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,393,720
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	244,822

		$2,638,542

Insured-Transportation — 3.3%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,319,422
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,663,950

		$7,983,372

Security	Principal Amount (000’s omitted)	Value
Insured-Utilities — 1.2%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$2,850	$2,973,120

		$2,973,120

Insured-Water and Sewer — 1.5%
Allegheny County Sanitation Authority, (FGIC), (NPFG), 5.00%, 12/1/37	$1,500	$1,601,715
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	1,981,596

		$3,583,311

Nursing Home — 1.3%
Montgomery County Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$2,345	$2,347,322
Westmoreland County Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	970	757,046

		$3,104,368

Other Revenue — 1.7%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,166,450
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	2,038,463

		$4,204,913

Senior Living/Life Care — 1.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$2,500	$1,312,675
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	630,216
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,348,438

		$3,291,329

Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,763,700
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	760	790,491
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	952,771

		$3,506,962

Transportation — 7.5%
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 3.00%, 7/1/27	$270	$271,388
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/26	270	297,297
Delaware River Joint Toll Bridge Commission, (Pennsylvania - New Jersey), 4.00%, 7/1/27	540	585,927
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,550	1,744,540
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	950	1,061,910
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,975	2,148,583
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	5,077,620
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,095,257
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,052,560
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	910,298

		$18,245,380

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 2.8%
Harrisburg Water Authority, 5.25%, 7/15/31	$1,750	$1,581,387
Philadelphia, Water and Wastewater Revenue, 5.00%, 11/1/28	2,000	2,376,820
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,411,413
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,380,532

		$6,750,152

Total Tax-Exempt Investments — 104.4% (identified cost $225,289,975)		$255,234,731

Other Assets, Less Liabilities — (4.4)%		$(10,856,359)

Net Assets — 100.0%		$244,378,372

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 46.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted bond.

A summary of open financial instruments at April 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	550 U.S. Long Treasury Bond	Short	$(78,378,393)	$(81,606,250)	$(3,227,857)

At April 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,227,857.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$211,336,131

Gross unrealized appreciation	$31,141,108
Gross unrealized depreciation	(1,592,508)

Net unrealized appreciation	$29,548,600

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$255,234,731	$—	$255,234,731
Total Investments	$—	$255,234,731	$—	$255,234,731

Liability Description
Futures Contracts	$(3,227,857)	$—	$—	$(3,227,857)
Total	$(3,227,857)	$—	$—	$(3,227,857)

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Municipal Opportunities Fund

April 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.3%
Arkansas Development Finance Authority, 5.00%, 6/1/24	$200	$249,906
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/31	500	590,780

		$840,686

Education — 7.4%
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/20	$110	$130,940
Hempstead, NY, Local Development Corp., (Adelphi University), 5.00%, 6/1/21	140	167,937
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	325	388,294
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/32	500	583,170
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/26	15	16,478
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/29	15	16,113
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/30	15	16,014
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/31	15	15,904
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/32	15	15,745
New York Dormitory Authority, (Rochester Institute of Technology), 4.00%, 7/1/33	10	10,441
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	80	87,990
Union County, PA, Higher Educational Facilities Financing Authority, (Bucknell University), 4.00%, 4/1/23	195	226,976
University of Cincinnati, OH, 4.00%, 6/1/25	95	105,850
University of Cincinnati, OH, 4.00%, 6/1/26	40	44,085
University of Minnesota, 5.00%, 12/1/26	200	245,464
University of Virginia, 4.00%, 6/1/27(1)	510	587,188

		$2,658,589

Electric Utilities — 5.1%
American Municipal Power, Inc., OH, (AMP Fremont Energy Center), 5.25%, 2/15/28	$250	$294,550
Berkeley County, SC, Utility System Revenue, 4.00%, 6/1/28(2)	750	820,650
Seattle, WA, Municipal Light and Power, 5.00%, 2/1/22	350	424,994
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	286,060

		$1,826,254

General Obligations — 25.6%
California, 4.50%, 2/1/30	$500	$558,285
Comal Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/24	135	154,514
Denver City and County, CO, School District No. 1, 4.00%, 12/1/26	175	195,837
Ferndale, MI, Public Schools, 4.00%, 5/1/23	340	386,073
Georgia, 4.50%, 7/1/28	250	291,655
Hawaii, 5.00%, 11/1/27	30	36,697
Howell, MI, Public Schools, 4.50%, 5/1/29	495	560,503
Massachusetts, 0.75%, 11/1/25(1)(3)	500	492,930
Mendon, MI, Community Schools, 3.00%, 5/1/22(1)	495	550,638
Minnesota, 5.00%, 8/1/20	220	278,102
New York, 4.00%, 3/1/23	500	600,845
New York, NY, 5.30%, 4/1/27	100	120,910
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/17	10	10,913
Pascack Valley Regional High School District, NJ, 3.00%, 8/15/18	10	11,049
Pennsylvania, 4.00%, 4/1/30	750	819,645
Phoenix, AZ, 4.00%, 7/1/27	250	279,250
San Bernardino Community College District, CA, 4.00%, 8/1/27(2)	1,000	1,071,680

1

Security	Principal Amount (000’s omitted)	Value
Scarborough, ME, 5.00%, 11/1/26	$430	$526,458
Tualatin Valley, OR, Fire and Rescue, A Rural Fire Protection District, 5.00%, 6/1/25	350	427,984
Utah, 5.00%, 7/1/25	350	433,380
Virginia, 4.00%, 6/1/26	500	581,335
Virginia Beach, VA, 4.00%, 4/1/27	240	270,305
Washington, 4.00%, 7/1/27	500	551,835

		$9,210,823

Hospital — 10.9%
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/22	$200	$250,108
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	345	418,033
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	200	238,154
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/25	315	345,665
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/32	525	586,352
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	301,199
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	250	305,530
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34	250	272,670
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	275	312,989
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	210	211,558
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	150	165,474
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32	500	516,935

		$3,924,667

Industrial Development Revenue — 2.2%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$269,570
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	115	136,811
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24	370	383,579

		$789,960

Insured-Electric Utilities — 0.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$170	$203,060

		$203,060

Insured-General Obligations — 0.9%
Baldwin County, AL, (AGC), 5.00%, 5/1/23	$45	$52,641
Will County, IL, Community Unit School District No. 365-U, (Valley View), (NPFG), 0.00%, 11/1/25	450	286,992

		$339,633

Insured-Other Revenue — 0.5%
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	$150	$185,198

		$185,198

Insured-Special Tax Revenue — 1.0%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$371,255

		$371,255

Insured-Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$190,274

		$190,274

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 2.3%
Charleston Educational Excellence Finance Corp., SC, (Charleston County School District), 4.00%, 12/1/28(2)	$750	$808,747

		$808,747

Other Revenue — 2.7%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$500	$574,180
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/31	285	306,771
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	65	69,698

		$950,649

Senior Living/Life Care — 0.5%
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	$150	$174,995

		$174,995

Special Tax Revenue — 8.2%
Baldwin County, AL, Board of Education, 5.00%, 6/1/22(1)	$500	$616,350
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	300	346,830
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/30	295	352,962
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	160	88,187
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	85	42,628
Michigan Trunk Line Fund, 5.00%, 11/15/20	250	312,100
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/24	500	629,755
New York, NY, Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/25	490	557,228

		$2,946,040

Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AMT), 5.50%, 7/1/26	$200	$222,934
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	405	438,919

		$661,853

Transportation — 16.6%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	$150	$161,450
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	95	101,191
Greater Orlando, FL, Aviation Authority, (AMT), 5.00%, 10/1/21	250	302,405
Hawaii, Airports System Revenue, 5.25%, 7/1/29	250	291,735
Illinois Toll Highway Authority, 5.00%, 1/1/38(2)	500	566,535
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	250	298,352
Massachusetts Port Authority, (AMT), 5.00%, 7/1/42(1)	500	556,090
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.00%, 7/1/25	250	290,205
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/30	65	68,270
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/31	155	161,558
New Jersey Turnpike Authority, 5.00%, 1/1/35	125	141,054
New Jersey Turnpike Authority, 5.00%, 1/1/43	165	184,056
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	250	271,973
Pennsylvania Turnpike Commission, 5.00%, 12/1/24	250	293,517
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	200	225,288
Port Authority of New York and New Jersey, 4.00%, 12/1/23	250	290,015
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	230	249,228
Route 460 Funding Corp., VA, 0.00%, 7/1/29(1)	1,000	482,750
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	400	469,540

3

Security	Principal Amount (000’s omitted)	Value
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	$500	$545,960

		$5,951,172

Water and Sewer — 3.7%
Baltimore, MD, (Wastewater Projects), 5.00%, 7/1/26	$400	$482,156
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/32	250	268,655
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	250	291,275
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/30	500	271,365

		$1,313,451

Total Tax-Exempt Municipal Securities — 92.8% (identified cost $31,769,379)		$33,347,306

Taxable Municipal Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.8%
Howard County, MD, 5.55%, 2/15/30(4)	$50	$62,565
Montgomery County, PA, 6.03%, 9/1/39(4)	500	592,645

		$655,210

Insured-Special Tax Revenue — 1.2%
Colony Local Development Corp., TX, Sales Tax Revenue, (BHAC), 4.881%, 10/1/47	$425	$447,954

		$447,954

Lease Revenue/Certificates of Participation — 0.7%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39(4)	$210	$250,099

		$250,099

Other Revenue — 0.9%
Battery Park City Authority, NY, 6.375%, 11/1/39(4)	$270	$319,621

		$319,621

Total Taxable Municipal Securities — 4.6% (identified cost $1,633,554)		$1,672,884

Total Investments — 97.4% (identified cost $33,402,933)		$35,020,190

Other Assets, Less Liabilities — 2.6%		$920,512

Net Assets — 100.0%		$35,940,702

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

4

At April 30, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	17.3%
California	10.7%
Others, representing less than 10% individually	69.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2013, 5.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 1.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2013.

(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

The Fund did not have any open financial instruments at April 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,395,035

Gross unrealized appreciation	$1,674,943
Gross unrealized depreciation	(49,788)

Net unrealized appreciation	$1,625,155

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$33,347,306	$—	$33,347,306
Taxable Municipal Securities	—	1,672,884	—	1,672,884
Total Investments	$—	$35,020,190	$—	$35,020,190

The Fund held no investments or other financial instruments as of July 31, 2012 whose fair value was determined using Level 3 inputs. At April 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	June 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2013